Goodwill and intangible assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite Lived Intangible Assets
Cost	$ 23,162	$ 23,162
Accumulated Amortization	(5,394)	(4,644)
NBV	17,768	18,518
Amortization Schedule
July 1 to December 31,2013	755
2014	1,505
2015	1,505
2016	1,380
2017	988
Thereafter	11,635
Concession agreements
Finite Lived Intangible Assets
Cost	19,797	19,797
Accumulated Amortization	(3,714)	(3,222)
NBV	16,083	16,575
Amortization Schedule
July 1 to December 31,2013	496
2014	988
2015	988
2016	988
2017	988
Thereafter	11,635
Non-compete covenant
Finite Lived Intangible Assets
Cost	3,365	3,365
Accumulated Amortization	(1,680)	(1,422)
NBV	1,685	1,943
Amortization Schedule
July 1 to December 31,2013	259
2014	517
2015	517
2016	392
2017	0
Thereafter	$ 0